Average Annual Total Returns{- Fidelity® International Growth Fund} - 10.31 Fidelity International Growth Fund - AMCIZ PRO-13 - Fidelity® International Growth Fund	Fidelity International Growth Fund-Class A Return Before Taxes Past 1 year	Fidelity International Growth Fund-Class A Return Before Taxes Past 5 years	Fidelity International Growth Fund-Class A Return Before Taxes Past 10 years	Fidelity International Growth Fund-Class A After Taxes on Distributions Past 1 year	Fidelity International Growth Fund-Class A After Taxes on Distributions Past 5 years	Fidelity International Growth Fund-Class A After Taxes on Distributions Past 10 years	Fidelity International Growth Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity International Growth Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity International Growth Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity International Growth Fund-Class M Return Before Taxes Past 1 year	Fidelity International Growth Fund-Class M Return Before Taxes Past 5 years	Fidelity International Growth Fund-Class M Return Before Taxes Past 10 years	Fidelity International Growth Fund-Class C Return Before Taxes Past 1 year	Fidelity International Growth Fund-Class C Return Before Taxes Past 5 years	Fidelity International Growth Fund-Class C Return Before Taxes Past 10 years	Fidelity International Growth Fund - Class I Return Before Taxes Past 1 year	Fidelity International Growth Fund - Class I Return Before Taxes Past 5 years	Fidelity International Growth Fund - Class I Return Before Taxes Past 10 years	Fidelity International Growth Fund-Class Z Return Before Taxes Past 1 year	Fidelity International Growth Fund-Class Z Return Before Taxes Past 5 years	Fidelity International Growth Fund-Class Z Return Before Taxes Since Inception		Fidelity International Growth Fund-Class Z Return Before Taxes Inception Date	MS270 Past 1 year	MS270 Past 5 years	MS270 Past 10 years
Total	9.91%	10.04%	7.88%	9.91%	10.00%	7.82%	5.87%	8.04%	6.48%	12.24%	10.22%	7.82%	14.75%	10.52%	7.69%	16.95%	11.70%	8.83%	17.10%	11.84%	9.43%	[1]	Aug. 13, 2013	18.47%	10.69%	7.66%

[1]	(a)Since inception August 13, 2013.